The Merger Fund®VL
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—0.8%
Health Care—0.4%
NextGen Healthcare, Inc. 144A 3.750%, 11/15/27(1)	$ 80	$ 89
Tabula Rasa HealthCare, Inc. 1.750%, 2/15/26	47	46
		135

Information Technology—0.4%
Splunk, Inc. 1.125%, 6/15/27	183	173
Total Convertible Bonds and Notes (Identified Cost $307)		308

Corporate Bonds and Notes—5.9%
Communication Services—1.5%
Connect Finco S.a.r.l. 144A 6.750%, 10/1/26(1)	96	89
GrubHub Holdings, Inc. 144A 5.500%, 7/1/27(1)	103	80
Lagardere S.A.
RegS 2.125%, 10/16/26(2)	200EUR	208
RegS 1.750%, 10/7/27(2)	200EUR	208
		585

Consumer Discretionary—0.6%
Michael Kors USA, Inc. 144A 4.250%, 11/1/24(1)	238	234
Consumer Staples—0.3%
TreeHouse Foods, Inc. 4.000%, 9/1/28	140	114
Energy—2.7%
California Resources Corp. 144A 7.125%, 2/1/26(1)	20	20
Calumet Specialty Products Partners LP 144A 11.000%, 4/15/25(1)	719	730
PDC Energy, Inc. 5.750%, 5/15/26	306	305
		1,055

Financials—0.4%
Earthstone Energy Holdings LLC 144A 8.000%, 4/15/27(1)	75	77
Mobius Merger Sub, Inc. 144A 9.000%, 6/1/30(1)	25	23
SEG Holding LLC 144A 5.625%, 10/15/28(1)	19	19
Verscend Escrow Corp. 144A 9.750%, 8/15/26(1)	21	21
		140

Information Technology—0.4%
NCR Corp.
144A 5.750%, 9/1/27(1)	61	61
	Par Value	Value

Information Technology—continued
144A 6.125%, 9/1/29(1)	$ 77	$ 79
		140

Total Corporate Bonds and Notes (Identified Cost $2,337)		2,268

Leveraged Loans—0.3%
Health Care—0.1%
Verscend Holding Corp. Tranche B (1 month Term SOFR + 4.114%) 9.431%, 8/27/25(3)	59	59
Information Technology—0.2%
RentPath LLC Tranche B-1, First Lien (3 month PRIME + 3.750%) 12.250%, 4/25/24(4)(5)	16	—
Syniverse Holdings, Inc. (3 month Term SOFR + 7.000%) 12.390%, 5/13/27(3)	69	61
		61

Total Leveraged Loans (Identified Cost $141)		120

	Shares
Preferred Stock—0.0%
Information Technology—0.0%
Babcock & Wilcox Enterprises, Inc., 6.500%	88	2
Total Preferred Stock (Identified Cost $2)		2

Common Stocks—45.1%
Communication Services—7.8%
Activision Blizzard, Inc.	32,129	3,008
GCI Liberty, Inc. Escrow Share(6)	1,015	—(7)
		3,008

Consumer Discretionary—2.1%
Capri Holdings Ltd.(6)(8)	15,220	801
Consumer Staples—3.2%
Albertsons Cos., Inc. Class A(8)	27,065	616
Gold Flora Corp.(6)	6,423	1
Hostess Brands, Inc. Class A(6)	5,816	194
Sovos Brands, Inc.(6)	19,527	440
		1,251

Energy—1.7%
Denbury, Inc.(6)(8)	6,493	636
ONEOK, Inc.	1	—(7)
		636

Financials—0.8%
American Equity Investment Life Holding Co.(6)	4,131	221
See Notes to Schedule of Investments

The Merger Fund®VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
	Shares	Value

Financials—continued
Argo Group International Holdings Ltd.	2,511	$ 75
Intercontinental Exchange, Inc.	100	11
		307

Health Care—16.5%
Abcam plc Sponsored ADR(6)(8)	32,416	733
ABIOMED, Inc.(4)(6)	814	2
Amedisys, Inc.(6)	8,258	771
Emis Group plc	1,983	47
EQRx, Inc.(6)	68,671	152
Horizon Therapeutics plc(6)	20,899	2,418
Seagen, Inc.(6)(8)	10,510	2,230
		6,353

Information Technology—9.4%
National Instruments Corp.	11,716	698
New Relic, Inc.(6)	2,156	185
Silicon Motion Technology Corp. ADR(6)	3,907	200
Splunk, Inc.(6)	4,000	585
Tower Semiconductor Ltd.(6)	4,388	108
VMware, Inc. Class A(6)	11,074	1,844
		3,620

Materials—3.2%
Newcrest Mining Ltd.	2,534	40
Teck Resources Ltd. Class B	8,200	353
United States Steel Corp.	18,614	605
Westrock Co.	6,946	249
		1,247

Real Estate—0.4%
RPT Realty	15,255	161
Total Common Stocks (Identified Cost $16,688)		17,384

Rights—0.0%
Health Care—0.0%
Akouos, Inc., 12/31/49(6)	4,144	4
Bristol Myers Squibb Co., 12/31/35(4)(6)	6,945	9
Total Rights (Identified Cost $—)		13

Warrants—0.1%
Communication Services—0.0%
Akazoo S.A., 12/31/35(4)(6)	2,642	—
BuzzFeed, Inc., 12/01/26(6)	1,643	—(7)
		—(7)

Consumer Discretionary—0.1%
Allurion Technologies, Inc., 07/31/29(6)	870	1
Cazoo Group Ltd., 08/26/26(6)	5,415	—(7)
CEC Brands LLC, 12/31/25(4)(6)	2,163	7
ECARX Holdings, Inc., 12/21/27(6)	1,150	—(7)
Grove Collaborative Holdings, 03/13/26(6)	1,063	—(7)
	Shares	Value

Consumer Discretionary—continued
Zapp Electric Vehicles Group Ltd., 03/03/28(6)	2,322	$ —(7)
		8

Consumer Staples—0.0%
Whole Earth Brands, Inc., 06/25/25(6)	1,756	—(7)
Financials—0.0%
26 Capital Acquisition Corp., 12/31/27(6)	900	—
Alchemy Investments Acquisition Corp. 1, 06/26/28(6)	2,148	1
AltEnergy Acquisition Corp., 11/10/28(6)	800	—(7)
Ares Acquisition Corp., 12/31/27(6)	390	—(7)
Ares Acquisition Corp. II, 06/12/28(6)	3,918	1
Arrowroot Acquisition Corp., 03/02/26(6)	6,162	1
Athena Consumer Acquisition Corp., 07/31/28(6)	535	—(7)
Cartesian Growth Corp II, 07/12/28(6)	873	—(7)
CC Neuberger Principal Holdings III, 12/31/27(6)	300	—(7)
CF Acquisition Corp. VIII, 12/31/27(6)	757	—(7)
Corner Growth Acquisition Corp., 12/31/27(6)	895	—(7)
ESGEN Acquisition Corp., 10/20/26(6)	936	—(7)
FTAC Emerald Acquisition Corp., 08/22/28(6)	2,643	—(7)
Fusion Acquisition Corp. II, 12/31/27(6)	1,000	—(7)
GCM Grosvenor, Inc. Class A, 11/17/25(6)	1,355	1
Goal Acquisitions Corp., 02/11/26(6)	8,032	—(7)
Infinite Acquisition Corp., 11/23/28(6)	662	—(7)
Inflection Point Acquisition Corp. II, 07/17/28(6)	1,719	—(7)
Israel Acquisitions Corp., 02/28/28(6)	2,345	1
Juniper II Corp., 12/31/28(6)	1,245	—(7)
Live Oak Crestview Climate Acquisition Corp., 03/12/26(6)	1,979	—(7)
Moneylion, Inc., 06/01/27(6)	11,485	1
Newbury Street Acquisition Corp., 12/31/27(6)	419	—(7)
Newcourt Acquisition Corp., 04/12/28(6)	1,097	—(7)
Phoenix Biotech Acquisition Corp., 09/01/26(6)	859	—(7)
PROOF Acquisition Corp. I, 12/03/28(6)	2,120	—(7)
Prospector Capital Corp., 01/01/25(6)	2,213	—(7)
Pyrophyte Acquisition Corp., 12/17/23(6)	1,066	—(7)
RMG Acquisition Corp. III, 12/31/27(6)	1,196	—(7)
Screaming Eagle Acquisition Corp. Class A, 12/15/27(6)	3,209	1
Semper Paratus Acquisition Corp., 11/04/26(6)	1,068	—(7)
SilverBox Corp. III, 04/28/28(6)	375	—(7)
Slam Corp. Class A, 12/31/27(6)	1,300	—(7)
Spring Valley Acquisition Corp. II, 02/25/26(6)	1,933	—(7)
Target Global Acquisition I Corp., 12/31/27(6)	1,600	—(7)
Thunder Bridge Capital Partners III, Inc., 02/15/28(6)	1,095	—(7)
		7

Health Care—0.0%
Newamsterdam Pharma Co. N.V., 11/22/27(6)	633	1
Pear Therapeutics, Inc., 02/04/26(6)	100	—(7)
Quantum-Si, Inc., 09/30/27(6)	7,060	2
		3

Industrials—0.0%
Amprius Technologies, Inc., 03/02/27(6)	4,149	1
Bridger Aerospace Group Holdings, Inc., 12/31/27(6)	750	1
Freightos Ltd., 01/23/28(6)	739	—(7)

See Notes to Schedule of Investments

The Merger Fund®VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
	Shares	Value

Industrials—continued
Getaround, Inc., 12/31/28(6)	179	$ —(7)
		2

Information Technology—0.0%
Movella Holdings, Inc., 12/31/27(6)	1,062	—(7)
Near Intelligence, Inc., 07/08/27(6)	1,500	—(7)
		—(7)

Materials—0.0%
Ginkgo Bioworks Holdings, Inc., 12/31/27(6)	40	—(7)
Total Warrants (Identified Cost $170)		20

	Shares/Units
Special Purpose Acquisition Companies—30.2%
7GC & Co. Holdings, Inc. Class A(6)	2,405	25
Accretion Acquisition Corp.(6)	11,530	121
Acropolis Infrastructure Acquisition Corp. Class A(6)	3,350	34
Aimfinity Investment Corp. I(6)	1,345	14
Alchemy Investments Acquisition Corp. 1(6)	4,297	44
Alpha Partners Technology Merger Corp. Class A(6)	10,841	115
Alpha Star Acquisition Corp.(6)	8,853	96
AltC Acquisition Corp. Class A(6)	15,267	158
Anzu Special Acquisition Corp. I Class A(6)	1,238	13
AP Acquisition Corp. Class A(6)	8,962	98
Apollo Strategic Growth Capital Class B(4)(6)	3,442	—
Apollo Strategic Growth Capital II Class A(6)	18,301	192
APx Acquisition Corp. I(6)	10,072	110
Ares Acquisition Corp. Class A(6)	54,854	590
Ares Acquisition Corp. II(6)	18,945	195
Arisz Acquisition Corp.(6)	4,036	43
Arogo Capital Acquisition Corp. Class A(6)	2,027	22
Arrowroot Acquisition Corp. Class A(6)	4,718	49
Artemis Strategic Investment Corp. Class A(6)	1,347	14
ARYA Sciences Acquisition Corp. IV Class A(6)	7,277	79
Aura FAT Projects Acquisition Corp. Class A(6)	2,192	24
Bannix Acquisition Corp.(6)	250	3
Battery Future Acquisition Corp. Class A(6)	11,198	122
BioPlus Acquisition Corp. Class A(6)	39,856	432
Black Mountain Acquisition Corp. Class A(6)	1,655	18
Blue Ocean Acquisition Corp. Class A(6)	3,233	35
Blue World Acquisition Corp.(6)	1,628	18
Bowen Acquisition Corp.(6)	2,339	24
Bridgetown Holdings Ltd. Class A(6)	2,420	25
Bukit Jalil Global Acquisition 1 Ltd.(6)	1,427	15
Bukit Jalil Global Acquisition 1 Ltd.(6)	1,480	15
byNordic Acquisition Corp.(6)	1,750	19
Canna-Global Acquisition Corp. Class A(6)	1,370	15
Capitalworks Emerging Markets Acquisition Corp. Class A(6)	2,418	26
Cartesian Growth Corp. II Class A(6)	4,671	50
Cartica Acquisition Corp. Class A(6)	2,587	28
CC Neuberger Principal Holdings III Class A(6)	2,404	26
Cetus Capital Acquisition Corp.(6)	2,008	21
CF Acquisition Corp. IV Class A(6)	5,356	57
CF Acquisition Corp. VII Class A(6)	8,721	93
Chenghe Acquisition Co. Class A(6)	2,977	32
Churchill Capital Corp. V Class A(6)	2,484	26
Churchill Capital Corp. VII Class A(6)	40,995	428
	Shares/Units	Value
Coliseum Acquisition Corp. Class A(6)	6,602	$ 70
Compass Digital Acquisition Corp.(6)	8,451	89
Concord Acquisition Corp. II Class A(6)	13,247	136
Crown PropTech Acquisitions Class A(6)	12	—(7)
CSLM Acquisition Corp.(6)	5,689	61
Data Knights Acquisition Corp. Class A(6)	2,734	31
Denali Capital Acquisition Corp. Class A(6)	3,575	39
DHC Acquisition Corp. Class A(6)	2,222	24
Direct Selling Acquisition Corp. Class A(6)	2,172	23
Distoken Acquisition Corp.(6)	4,508	48
DUET Acquisition Corp. Class A(6)	2,344	25
Dune Acquisition Corp. Class A(6)	2,585	26
EF Hutton Acquisition Corp. I(6)	2,304	24
Embrace Change Acquisition Corp.(6)	4,302	46
Enphys Acquisition Corp.(6)	16,538	174
ESGEN Acquisition Corp. Class A(6)	3,384	38
ESH Acquisition Corp.(6)	3,862	1
ESH Acquisition Corp. Class A(6)	3,862	39
EVe Mobility Acquisition Corp. Class A(6)	7,463	80
Everest Consolidator Acquisition Corp.(6)	6,589	71
Evergreen Corp. Class A(6)	2,472	27
ExcelFin Acquisition Corp. Class A(6)	1,983	21
FAST Acquisition Corp. II Class A(6)	2,388	25
Feutune Light Acquisition Corp. Class A(6)	980	10
Finnovate Acquisition Corp. Class A(6)	25,949	283
Fintech Ecosystem Development Corp. Class A(6)	1,488	16
Focus Impact Acquisition Corp. Class A(6)	4,547	49
Forbion European Acquisition Corp. Class A(6)	8,640	95
FTAC Emerald Acquisition Corp. Class A(6)	8,975	94
FutureTech II Acquisition Corp. Class A(6)	3,820	42
Global Partner Acquisition Corp. II Class A(6)	57	1
Golden Star Acquisition Corp.(6)	2,398	25
Golden Star Acquisition Corp.(6)	1,354	14
Gores Holdings IX, Inc. Class A(6)	28,116	292
Graf Acquisition Corp. IV(6)	1,034	11
Haymaker Acquisition Corp. 4(6)	2,928	31
HCM Acquisition Corp. Class A(6)	3,925	43
Hudson Acquisition I Corp.(6)	1,453	16
Iconic Sports Acquisition Corp. Class A(6)	8,160	88
Infinite Acquisition Corp. Class A(6)	11,688	126
Inflection Point Acquisition Corp. II Class A(6)	4,440	45
Integral Acquisition Corp. 1 Class A(6)	1,454	16
Integrated Rail & Resources Acquisition Corp. Class A(6)	356	4
Integrated Wellness Acquisition Corp. Class A(6)	16,437	180
Investcorp Europe Acquisition Corp. I Class A(6)	23,890	260
Investcorp India Acquisition Corp. Class A(6)	17,431	189
Israel Acquisitions Corp. Class A(6)	2,345	25
IX Acquisition Corp. Class A(6)	19,919	217
Jaguar Global Growth Corp. I Class A(6)	14,932	159
Jupiter Acquisition Corp. Class A(6)	2,341	24
Keen Vision Acquisition Corp.(6)	6,597	67
Keen Vision Acquisition Corp.(6)	1,898	19
Kernel Group Holdings, Inc. Class A(6)	6,672	71
Keyarch Acquisition Corp.(6)	12,768	136
KnightSwan Acquisition Corp. Class A(6)	1,610	17
L Catterton Asia Acquisition Corp. Class A(6)	9,472	101
LatAmGrowth SPAC(6)	10,798	116
Leo Holdings Corp. II Class A(6)	3,513	39
LIV Capital Acquisition Corp. II Class A(6)	3,453	37
Live Oak Crestview Climate Acquisition Corp. Class A(6)	8,391	87
Magnum Opus Acquisition Ltd. Class A(6)	5,436	58
Mars Acquisition Corp.(6)	2,532	27
Metal Sky Star Acquisition Corp.(6)	9,486	104

See Notes to Schedule of Investments

The Merger Fund®VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
	Shares/Units	Value
Mobiv Acquisition Corp. Class A(6)	3,117	$ 33
Monterey Capital Acquisition Corp. Class A(6)	5,491	58
Mountain & Co. I Acquisition Corp.(6)	10,989	123
Nabors Energy Transition Corp. Class A(6)	14,851	161
Nabors Energy Transition Corp. II(6)	4,538	47
Newbury Street Acquisition Corp.(6)	2,383	25
Newcourt Acquisition Corp. Class A(6)	194	2
Nubia Brand International Corp. Class A(6)	4,041	44
Oak Woods Acquisition Corp. Class A(6)	2,813	29
OCA Acquisition Corp. Class A(6)	7,103	75
Patria Latin American Opportunity Acquisition Corp.(6)	12,900	142
Pegasus Digital Mobility Acquisition Corp. Class A(6)	1,486	16
Plum Acquisition Corp. I Class A(6)	8,198	88
Plutonian Acquisition Corp.(6)	2,377	25
Pono Capital Three, Inc. Class A(6)	579	6
Portage Fintech Acquisition Corp. Class A(6)	837	9
Power & Digital Infrastructure Acquisition II Corp. Class A(6)	12,150	129
PowerUp Acquisition Corp. Class A(6)	353	4
Project Energy Reimagined Acquisition Corp.(6)	2,486	26
PROOF Acquisition Corp. I Class A(6)	6,366	68
Pyrophyte Acquisition Corp. Class A(6)	6,981	76
Qomolangma Acquisition Corp.(6)	1,127	12
Quadro Acquisition One Corp.(6)	799	9
RCF Acquisition Corp. Class A(6)	12,978	142
Redwoods Acquisition Corp.(6)	5,155	55
Rigel Resource Acquisition Corp. Class A(6)	18,880	206
Ross Acquisition Corp. II Class A(6)	5,336	57
Roth CH Acquisition Co.(6)	5,607	61
Roth CH Acquisition V Co.(6)	1,924	20
Screaming Eagle Acquisition Corp. Class A(6)	50,124	524
SDCL EDGE Acquisition Corp. Class A(6)	21,385	227
Semper Paratus Acquisition Corp. Class A(6)	1,017	11
SHUAA Partners Acquisition Corp. I Class A(6)	2,438	27
SilverBox Corp. III Class A(6)	1,127	12
Sizzle Acquisition Corp.(6)	5,451	59
SK Growth Opportunities Corp. Class A(6)	8,847	95
Slam Corp. Class A(6)	17,967	194
Spree Acquisition Corp. 1 Ltd.(6)	2,042	22
Spring Valley Acquisition Corp. II(6)	3,867	1
Spring Valley Acquisition Corp. II Class A(6)	4,048	43
Target Global Acquisition I Corp. Class A(6)	9,605	104
TenX Keane Acquisition Class A(6)	2,845	31
TLGY Acquisition Corp. Class A(6)	16,100	177
TMT Acquisition Corp.(6)	2,969	1
TMT Acquisition Corp. Class A(6)	3,930	41
TortoiseEcofin Acquisition Corp. III Class A(6)	15,498	162
Twin Ridge Capital Acquisition Corp. Class A(6)	6,127	65
two Class A(6)	487	5
Valuence Merger Corp. I Class A(6)	9,978	111
Zalatoris Acquisition Corp.(6)	3,001	32
Zalatoris II Acquisition Corp.(6)	5,690	61
Total Special Purpose Acquisition Companies (Identified Cost $11,199)		11,669

Shares
Purchased Options—0.2%
(See open purchased options schedule)
Total Purchased Options (Premiums Paid $135)	61

	Shares	Value

Escrow Notes—2.1%
Financials—2.1%
Altaba, Inc. Escrow(6)	348,047	$ 814
Pershing Square Escrow(6)	7,392	2
		816

Industrials—0.0%
AMR Corp. Escrow(4)(6)	7,668	—(7)
Total Escrow Notes (Identified Cost $490)		816

Master Limited Partnerships and Related Companies—0.2%
Downstream/Other—0.2%
Holly Energy Partners LP	3,750	82
Total Master Limited Partnerships and Related Companies (Identified Cost $82)		82

Total Long-Term Investments—84.9% (Identified Cost $31,551)		32,743

Short-Term Investments—10.4%
Money Market Mutual Funds—10.4%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Standard Shares (seven-day effective yield 5.219%)(9)	2,450,000	2,450
Goldman Sachs Financial Square Government Fund - Standard Shares (seven-day effective yield 5.234%)(9)	1,573,189	1,573
Total Short-Term Investments (Identified Cost $4,023)		4,023

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND WRITTEN OPTIONS—95.3% (Identified Cost $35,574)		36,766

Securities Sold Short—(3.6)%

Common Stocks—(3.6)%
Consumer Staples—(0.1)%
J M Smucker Co. (The)	(174)	(21)
Energy—(1.8)%
Exxon Mobil Corp.	(5,453)	(641)
HF Sinclair Corp.	(1,181)	(67)
		(708)

Financials—(0.0)%
Brookfield Asset Management Ltd. Class A	(466)	(16)
Health Care—(0.1)%
Revolution Medicines, Inc.(6)	(1,062)	(29)

See Notes to Schedule of Investments

The Merger Fund®VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
	Shares	Value

Information Technology—(0.7)%
Broadcom, Inc.	(308)	$ (256)
Materials—(0.5)%
Newmont Corp.	(5,169)	(191)
Real Estate—(0.4)%
Kimco Realty Corp.	(9,235)	(163)
Total Securities Sold Short (Identified Proceeds $(1,326))		(1,384)

Written Options—(0.5)%
(See open written options schedule)
Total Written Options (Premiums Received $190)		(196)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND WRITTEN OPTIONS—91.2% (Identified Cost $34,058)		$35,186
Other assets and liabilities, net—8.8%		3,413
NET ASSETS—100.0%		$38,599

Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
LLC	Limited Liability Company
LP	Limited Partnership
OBFR	Overnight Bank Funding Rate
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SPAC	Special Purpose Acquisition Company
SPDR	S&P Depositary Receipt

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, these securities amounted to a value of $1,522 or 3.9% of net assets.
(2)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)	Variable rate security. Rate disclosed is as of September 30, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Security in default; no interest payments are being received.
(6)	Non-income producing.
(7)	Amount is less than $500 (not in thousands).
(8)	All or a portion of the shares have been committed as collateral for open securities sold short and written option contracts. The value of securities segregated as collateral is $3,546.
(9)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Counterparties:
BAML	Bank of America-Merrill Lynch
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	United Kingdom Pound Sterling
JPY	Japanese Yen
USD	United States Dollar

Country Weightings†
United States	61%
Cayman Islands	25
Ireland	7
Virgin Islands (British)	3
United Kingdom	2
France	1
Canada	1
Total	100%
†% of total investments, net of securities sold short and written options, as of September 30, 2023.

See Notes to Schedule of Investments

The Merger Fund®VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
Open purchased options contracts as of September 30, 2023 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Put Options(2)
Horizon Therapeutics plc	21	$210	$100.00	01/19/24	$1
Seagen, Inc.	68	1,292	190.00	06/21/24	48
SPDR S&P 500® ETF Trust	47	1,950	415.00	10/20/23	11
Teck Resources Ltd.	22	84	38.00	10/20/23	—(3)
Teck Resources Ltd.	5	16	32.00	11/17/23	—(3)
Teck Resources Ltd.	14	46	33.00	11/17/23	—(3)
Teck Resources Ltd.	12	42	35.00	11/17/23	—(3)
United States Steel Corp.	186	465	25.00	10/20/23	1
Total Purchased Options					$61
Footnote Legend:
(1) Strike price not reported in thousands.
(2) Unless otherwise noted, options are exchange-traded.
(3) Amount is less than $500 (not in thousands).

Open written options contracts as of September 30, 2023 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Abcam plc	(17)	$(43)	$25.00	11/17/23	$—
Albertsons Cos., Inc.	(97)	(223)	23.00	10/20/23	(2)
Capri Holdings Ltd.	(45)	(225)	50.00	10/20/23	(14)
Capri Holdings Ltd.	(18)	(94)	52.50	10/20/23	(2)
Capri Holdings Ltd.	(10)	(53)	52.50	11/17/23	(2)
Capri Holdings Ltd.	(26)	(149)	57.50	01/19/24	(— ) (3)
Horizon Therapeutics plc	(15)	(165)	110.00	10/20/23	(10)
Intercontinental Exchange, Inc.	(1)	(11)	110.00	10/20/23	(— ) (3)
Radius Global Infrastructure, Inc.	(4)	(6)	15.00	01/19/24	—
Reata Pharmaceuticals, Inc.	(1)	(18)	175.00	11/17/23	—
Seagen, Inc.	(20)	(400)	200.00	10/20/23	(28)
Silicon Motion Technology Corp.	(2)	(11)	55.00	10/20/23	(— ) (3)
Sovos Brands, Inc.	(198)	(495)	25.00	02/16/24	(4)
SPDR S&P 500® ETF Trust	(26)	(1,131)	435.00	10/20/23	(9)
Splunk, Inc.	(13)	(188)	145.00	10/20/23	(3)
Splunk, Inc.	(19)	(275)	145.00	11/17/23	(6)
Splunk, Inc.	(6)	(90)	150.00	11/17/23	(— ) (3)
Teck Resources Ltd.	(22)	(92)	42.00	10/20/23	(5)
Teck Resources Ltd.	(24)	(89)	37.00	11/17/23	(16)
Teck Resources Ltd.	(12)	(47)	39.00	11/17/23	(6)
Teck Resources Ltd.	(12)	(53)	44.00	11/17/23	(3)
Tower Semiconductor Ltd.	(7)	(20)	28.00	10/20/23	(— ) (3)
United States Steel Corp.	(31)	(87)	28.00	10/20/23	(15)
United States Steel Corp.	(60)	(174)	29.00	10/20/23	(22)
United States Steel Corp.	(95)	(285)	30.00	10/20/23	(28)
					(175)
Put Options(2)
Activision Blizzard, Inc.	(3)	(24)	80.00	10/20/23	(— ) (3)
Activision Blizzard, Inc.	(10)	(92)	92.50	10/20/23	(1)
Horizon Therapeutics plc	(11)	(61)	55.00	01/19/24	(— ) (3)
Horizon Therapeutics plc	(10)	(60)	60.00	01/19/24	(— ) (3)
Seagen, Inc.	(68)	(986)	145.00	06/21/24	(18)
See Notes to Schedule of Investments

The Merger Fund®VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
Open written options contracts as of September 30, 2023 were as follows (continued):
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Put Options(2) (continued)
SPDR S&P 500® ETF Trust	(26)	$(1,040)	$400.00	10/20/23	$(2)
					(21)
Total Written Options					$(196)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Unless otherwise noted, options are exchange-traded.
(3) Amount is less than $500 (not in thousands).

Forward foreign currency exchange contracts as of September 30, 2023 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	11	USD	7	GS	12/05/23	$—	$— (1)
DKK	255	USD	36	GS	10/04/23	—	— (1)
DKK	811	USD	114	JPM	10/04/23	1	—
EUR	86	USD	96	GS	10/04/23	—	(5)
JPY	69,116	USD	463	GS	10/06/23	—	— (1)
JPY	6,626	USD	45	JPM	10/06/23	—	— (1)
USD	37	DKK	255	GS	10/04/23	1	—
USD	119	DKK	811	JPM	10/04/23	4	—
USD	94	EUR	86	GS	10/04/23	2	—
USD	469	JPY	69,116	GS	10/06/23	6	—
USD	45	JPY	6,626	JPM	10/06/23	1	—
USD	282	CAD	380	JPM	10/13/23	2	—
USD	19	EUR	17	GS	10/19/23	1	—
USD	37	EUR	34	JPM	10/19/23	1	—
USD	340	AUD	506	GS	12/05/23	14	—
USD	227	GBP	183	JPM	12/06/23	5	—
USD	430	EUR	400	JPM	12/21/23	5	—
USD	871	JPY	120,995	GS	12/26/23	49	—
USD	551	GBP	439	GS	12/27/23	15	—
Total						$107	$(5)

Footnote Legend:
(1)	Amount is less than $500 (not in thousands).

Over-the-counter total return swaps outstanding as of September 30, 2023 were as follows:
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
Long Total Return Swap Contracts
Bristol-Myers Squibb Co.(3),(4)	Pay	6.070% (0.750% + OBFR)	1 Month	BAML	03/04/24	$—(5)	$6	$6	$—
Brookfield Property Preferred LP	Pay	6.070% (0.750% + OBFR)	1 Month	BAML	01/08/24	12	(2)	—	(2)
Chr. Hansen Holding A/S	Pay	5.930% (0.610% + OBFR)	1 Month	GS	02/19/24	168	(27)	—	(27)
Chr. Hansen Holding A/S	Pay	5.870% (0.550% + OBFR)	3 Month	JPM	08/05/24	3	— (5)	—	— (5)
Chr. Hansen Holding A/S	Pay	5.870% (0.550% + OBFR)	3 Month	JPM	08/12/24	62	(8)	—	(8)
Chr. Hansen Holding A/S	Pay	5.870% (0.550% + OBFR)	3 Month	JPM	08/13/24	27	(4)	—	(4)
Chr. Hansen Holding A/S	Pay	5.870% (0.550% + OBFR)	3 Month	JPM	08/14/24	33	(5)	—	(5)
Chr. Hansen Holding A/S	Pay	5.870% (0.550% + OBFR)	3 Month	JPM	08/19/24	7	(2)	—	(2)
Dechra Pharmaceuticals plc	Pay	5.930% (0.610% + OBFR)	1 Month	GS	05/27/24	507	— (5)	—	— (5)
Emis Group plc	Pay	5.770% (0.450% + OBFR)	3 Month	JPM	10/05/23	103	9	9	—
See Notes to Schedule of Investments

The Merger Fund®VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
Over-the-counter total return swaps outstanding as of September 30, 2023 were as follows (continued):
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
Emis Group plc	Pay	5.770% (0.450% + OBFR)	3 Month	JPM	10/18/24	$12	$— (5)	$—	$— (5)
Emis Group plc	Pay	5.770% (0.450% + OBFR)	3 Month	JPM	10/21/24	34	— (5)	—	— (5)
Emis Group plc	Pay	5.770% (0.450% + OBFR)	3 Month	JPM	10/22/24	4	— (5)	—	— (5)
Emis Group plc	Pay	5.770% (0.450% + OBFR)	3 Month	JPM	10/25/24	6	— (5)	—	— (5)
Emis Group plc	Pay	5.770% (0.450% + OBFR)	3 Month	JPM	10/28/24	1	— (5)	— (5)	—
Emis Group plc	Pay	5.770% (0.450% + OBFR)	3 Month	JPM	11/04/24	7	— (5)	— (5)	—
JSR Corp.	Pay	5.930% (0.610% + OBFR)	1 Month	GS	07/30/24	799	(55)	—	(55)
Majorel Group Luxembourg S.A.	Pay	5.930% (0.610% + OBFR)	1 Month	GS	07/22/24	17	— (5)	—	— (5)
Majorel Group Luxembourg S.A.	Pay	5.870% (0.550% + OBFR)	3 Month	JPM	07/29/24	2	— (5)	—	— (5)
Majorel Group Luxembourg S.A.	Pay	5.870% (0.550% + OBFR)	3 Month	JPM	08/05/24	22	— (5)	— (5)	—
Majorel Group Luxembourg S.A.	Pay	5.870% (0.550% + OBFR)	3 Month	JPM	08/07/24	11	— (5)	— (5)	—
Newcrest Mining Ltd.	Pay	5.930% (0.610% + OBFR)	1 Month	GS	05/27/24	199	(35)	—	(35)
Origin Energy Ltd.	Pay	5.930% (0.610% + OBFR)	1 Month	GS	04/16/24	488	7	7	—
							(116)	22	(138)
Short Total Return Swap Contracts
Broadcom, Inc.	Receive	4.920% ((0.400)% + OBFR)	1 Month	BAML	10/12/23	(556)	(345)	—	(345)
Novozymes A/S	Receive	4.970% ((0.350)% + OBFR)	1 Month	GS	02/19/24	(180)	38	38	—
Novozymes A/S	Receive	4.820% ((0.500)% + OBFR)	3 Month	JPM	08/05/24	(3)	— (5)	— (5)	—
Novozymes A/S	Receive	4.820% ((0.500)% + OBFR)	3 Month	JPM	08/12/24	(63)	9	9	—
Novozymes A/S	Receive	4.820% ((0.500)% + OBFR)	3 Month	JPM	08/13/24	(28)	5	5	—
Novozymes A/S	Receive	4.820% ((0.500)% + OBFR)	3 Month	JPM	08/14/24	(34)	6	6	—
Novozymes A/S	Receive	4.820% ((0.500)% + OBFR)	3 Month	JPM	08/19/24	(7)	2	2	—
Smurfit Kappa Group plc	Receive	5.050% ((0.270)% + OBFR)	1 Month	GS	10/14/24	(245)	12	12	—
							(273)	72	(345)
Total							$(389)	$94	$(483)

Footnote Legend:
(1)	The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.
(2)	There were no upfront premiums paid or received for the open swap contracts held.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Security held is the direct result of a corporate action. There is no associated financing rate and the security is held with a zero cost basis.
(5)	Amount is less than $500 (not in thousands).
See Notes to Schedule of Investments

The Merger Fund®VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$2,268	$—	$2,268	$—
Leveraged Loans	120	—	120	—(1)
Convertible Bonds and Notes	308	—	308	—
Equity Securities:
Common Stocks	17,384	17,382	—	2
Master Limited Partnerships and Related Companies	82	82	—	—
Escrow Notes	816	—	816	—(2)
Warrants	20	13	—	7(1)
Special Purpose Acquisition Companies	11,669	11,147	522	—(1)
Preferred Stock	2	2	—	—
Rights	13	—	4	9
Money Market Mutual Funds	4,023	4,023	—	—
Other Financial Instruments:
Purchased Options	61	59	2	—
Forward Foreign Currency Exchange Contracts*	107	—	107	—
Over-the-Counter Total Return Swaps*	94	—	88	6
Total Assets	36,967	32,708	4,235	24
Liabilities:
Securities Sold Short:
Common Stocks	(1,384)	(1,384)	—	—
Other Financial Instruments:
Written Options	(196)	(140)	(56)	—
Forward Foreign Currency Exchange Contracts*	(5)	—	(5)	—
Over-the-Counter Total Return Swaps*	(483)	—	(483)	—
Total Liabilities	(2,068)	(1,524)	(544)	—
Total Investments, Net of Securities Sold Short and Written Options	$34,899	$31,184	$3,691	$24

(1)	Includes internally fair valued securities currently priced at zero ($0).
(2)	Amount is less than $500 (not in thousands).
*	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
Securities held by the Fund with an end of period value of $1 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended September 30, 2023.
See Notes to Schedule of Investments

THE MERGER FUND®VL NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
Note 1. Security Valuation
The Fund’s Board of Trustees have designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.